Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 1,644,898,000,000	₩ 1,020,088,000,000
Amortization	(570,868,000,000)	(523,448,000,000)
Disposals	(11,585,000,000)	(2,750,000,000)
Impairment loss	(134,397,000,000)	(29,488,000,000)
Reversal of impairment loss on intangible assets	1,975,000,000	1,152,000,000	₩ 1,110,000,000
Transfer from construction-in-progress		(15,348,000,000)
Effect of movements in exchange rates	8,116,000,000	(2,719,000,000)
Ending balance	1,752,957,000,000	1,644,898,000,000	1,020,088,000,000
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	502,755,000,000	362,897,000,000
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	314,038,000,000	834,514,000,000
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,147,300,000,000	5,531,316,000,000
Ending balance	5,680,075,000,000	5,147,300,000,000	5,531,316,000,000
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,319,117,000,000)	(4,172,777,000,000)
Ending balance	(3,643,902,000,000)	(3,319,117,000,000)	(4,172,777,000,000)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(183,285,000,000)	(338,451,000,000)
Ending balance	(283,216,000,000)	(183,285,000,000)	(338,451,000,000)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	928,318,000,000	436,203,000,000
Amortization	(192,983,000,000)	(190,842,000,000)
Impairment loss	(34,901,000,000)	(90,000,000)
Effect of movements in exchange rates	10,108,000,000	1,825,000,000
Ending balance	897,656,000,000	928,318,000,000	436,203,000,000
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	187,114,000,000	681,222,000,000
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,873,027,000,000	1,247,057,000,000
Ending balance	2,074,083,000,000	1,873,027,000,000	1,247,057,000,000
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(915,764,000,000)	(781,703,000,000)
Ending balance	(1,115,014,000,000)	(915,764,000,000)	(781,703,000,000)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(28,945,000,000)	(29,151,000,000)
Ending balance	(61,413,000,000)	(28,945,000,000)	(29,151,000,000)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	228,861,000,000	194,433,000,000
Amortization	(105,615,000,000)	(101,545,000,000)
Disposals	(977,000,000)
Impairment loss	(17,799,000,000)	(2,000,000)
Transfer from construction-in-progress	85,319,000,000	119,543,000,000
Effect of movements in exchange rates	(2,957,000,000)	(6,808,000,000)
Ending balance	211,573,000,000	228,861,000,000	194,433,000,000
Software [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	24,741,000,000	23,240,000,000
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,261,232,000,000	1,180,719,000,000
Ending balance	1,340,637,000,000	1,261,232,000,000	1,180,719,000,000
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,023,062,000,000)	(976,747,000,000)
Ending balance	(1,108,459,000,000)	(1,023,062,000,000)	(976,747,000,000)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(9,309,000,000)	(9,539,000,000)
Ending balance	(20,605,000,000)	(9,309,000,000)	(9,539,000,000)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	29,083,000,000	29,900,000,000
Disposals	(10,608,000,000)	(2,750,000,000)
Impairment loss	(42,000,000)
Reversal of impairment loss on intangible assets		1,152,000,000
Effect of movements in exchange rates	33,000,000	39,000,000
Ending balance	25,470,000,000	29,083,000,000	29,900,000,000
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	7,004,000,000	742,000,000
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	30,742,000,000	39,350,000,000
Ending balance	27,170,000,000	30,742,000,000	39,350,000,000
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,659,000,000)	(9,450,000,000)
Ending balance	(1,700,000,000)	(1,659,000,000)	(9,450,000,000)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	389,215,000,000	301,953,000,000
Amortization	(272,102,000,000)	(230,891,000,000)
Impairment loss	(54,649,000,000)	(29,396,000,000)
Transfer from construction-in-progress		(15,348,000,000)
Ending balance	565,219,000,000	389,215,000,000	301,953,000,000
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	502,755,000,000	362,897,000,000
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,771,383,000,000	2,865,264,000,000
Ending balance	2,016,477,000,000	1,771,383,000,000	2,865,264,000,000
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,318,476,000,000)	(2,352,680,000,000)
Ending balance	(1,358,446,000,000)	(1,318,476,000,000)	(2,352,680,000,000)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(63,692,000,000)	(210,631,000,000)
Ending balance	(92,812,000,000)	(63,692,000,000)	(210,631,000,000)
Construction -in-progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	19,562,000,000	12,067,000,000
Transfer from construction-in-progress	(85,319,000,000)	(119,543,000,000)
Effect of movements in exchange rates	(1,253,000,000)	(583,000,000)
Ending balance	28,169,000,000	19,562,000,000	12,067,000,000
Construction -in-progress [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	95,179,000,000	127,621,000,000
Construction -in-progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	19,562,000,000	12,067,000,000
Ending balance	28,169,000,000	19,562,000,000	12,067,000,000
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176,000,000	59,176,000,000
Ending balance	59,176,000,000	59,176,000,000	59,176,000,000
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(37,491,000,000)	(37,491,000,000)
Ending balance	(37,491,000,000)	(37,491,000,000)	(37,491,000,000)
Customer relationships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(21,685,000,000)	(21,685,000,000)
Ending balance	(21,685,000,000)	(21,685,000,000)	(21,685,000,000)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,520,000,000
Amortization	(168,000,000)	(169,000,000)
Impairment loss	(43,000,000)
Ending balance	1,309,000,000	1,520,000,000
Technology [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions		1,689,000,000
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,763,000,000	11,074,000,000
Ending balance	12,763,000,000	12,763,000,000	11,074,000,000
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,243,000,000)	(11,074,000,000)
Ending balance	(11,411,000,000)	(11,243,000,000)	(11,074,000,000)
Technology [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	(43,000,000)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	48,339,000,000	45,531,000,000
Impairment loss	(26,963,000,000)
Effect of movements in exchange rates	2,185,000,000	2,808,000,000
Ending balance	23,561,000,000	48,339,000,000	45,531,000,000
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	106,334,000,000	103,526,000,000
Ending balance	108,519,000,000	106,334,000,000	103,526,000,000
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(57,995,000,000)	(57,995,000,000)
Ending balance	(84,958,000,000)	(57,995,000,000)	(57,995,000,000)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,000,000
Amortization		(1,000,000)
Ending balance			1,000,000
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,081,000,000	13,083,000,000
Ending balance	13,081,000,000	13,081,000,000	13,083,000,000
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,081,000,000)	(13,082,000,000)
Ending balance	₩ (13,081,000,000)	₩ (13,081,000,000)	₩ (13,082,000,000)